Financial Risk Management and Fair Values of Financial Instruments - Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis (Detail) - Recurring fair value measurement [member] - Level 3 [Member]
12 Months Ended
Dec. 31, 2021
Non listed shares [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount for lack of marketability	32.00%
Non listed shares [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Perpetual dividend payout rates	80.00%
Non listed shares [member] | Discounted cash flow [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	10.00%
Perpetual growth rates	1.00%
Expected dividend payout rates during the projection period	27.00%
Discount rates	10.00%
Non listed shares [member] | Discounted cash flow [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	28.00%
Perpetual growth rates	3.00%
Expected dividend payout rates during the projection period	33.00%
Discount rates	11.77%
Non-tradable shares [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Perpetual growth rates	3.00%
Perpetual dividend payout rates	80.00%
Expected dividend payout rates during the projection period	28.00%
Discount rates	10.46%
Non-tradable shares [member] | Discounted cash flow [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	1.00%
Non-tradable shares [member] | Discounted cash flow [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	169.00%